CAPITAL STRUCTURE (Details - Weighted average assumptions) - Stock Options [Member]	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term, in years	5 years 10 months 2 days	5 years 4 months 17 days
Expected volatility	94.85%	79.35%
Risk-free interest rate	4.06%	3.66%
Dividend yield	0.00%	0.00%